DEBT INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Details 4) $ in Millions	Dec. 31, 2017 CLP ($)
Disclosure of financial assets [line items]
Available for sale investments acquisition cost	$ 2,572,691
Available for sale investments fair value	2,574,546
Available for sale investments unrealized profit	13,672
Available for sale investments unrealized loss	(11,817)
Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost	24,448
Available for sale investments fair value	27,673
Available for sale investments unrealized profit	3,225
Available for sale investments unrealized loss
Foreign Financial Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost	283,709
Available for sale investments fair value	284,072
Available for sale investments unrealized profit	1,944
Available for sale investments unrealized loss	(1,582)
Due Within 1 Year [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost	2,572,691
Available for sale investments fair value	2,574,546
Available for sale investments unrealized profit	13,672
Available for sale investments unrealized loss	(11,817)
Due Within 1 Year [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost	24,448
Available for sale investments fair value	27,673
Available for sale investments unrealized profit	3,225
Available for sale investments unrealized loss
Due Within 1 Year [Member] | Foreign Financial Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost	283,709
Available for sale investments fair value	284,072
Available for sale investments unrealized profit	1,944
Available for sale investments unrealized loss	(1,582)
More Than 1 Year [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost
Available for sale investments fair value
Available for sale investments unrealized profit
Available for sale investments unrealized loss
More Than 1 Year [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost
Available for sale investments fair value
Available for sale investments unrealized profit
Available for sale investments unrealized loss
More Than 1 Year [Member] | Foreign Financial Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost
Available for sale investments fair value
Available for sale investments unrealized profit
Available for sale investments unrealized loss
Time Deposits In Chilean Financial Institutions [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost	2,361
Available for sale investments fair value	2,361
Available for sale investments unrealized profit
Available for sale investments unrealized loss
Time Deposits In Chilean Financial Institutions [Member] | Due Within 1 Year [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost	2,361
Available for sale investments fair value	2,361
Available for sale investments unrealized profit
Available for sale investments unrealized loss
Time Deposits In Chilean Financial Institutions [Member] | More Than 1 Year [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost
Available for sale investments fair value
Available for sale investments unrealized profit
Available for sale investments unrealized loss
Mortgage Finance Bonds Of Chilean Financial Institutions [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost	21,867
Available for sale investments fair value	22,312
Available for sale investments unrealized profit	445
Available for sale investments unrealized loss
Mortgage Finance Bonds Of Chilean Financial Institutions [Member] | Due Within 1 Year [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost	21,867
Available for sale investments fair value	22,312
Available for sale investments unrealized profit	445
Available for sale investments unrealized loss
Mortgage Finance Bonds Of Chilean Financial Institutions [Member] | More Than 1 Year [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost
Available for sale investments fair value
Available for sale investments unrealized profit
Available for sale investments unrealized loss
Chilean Financial Institution Bonds [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost
Available for sale investments fair value
Available for sale investments unrealized profit
Available for sale investments unrealized loss
Chilean Financial Institution Bonds [Member] | Due Within 1 Year [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost
Available for sale investments fair value
Available for sale investments unrealized profit
Available for sale investments unrealized loss
Chilean Financial Institution Bonds [Member] | More Than 1 Year [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost
Available for sale investments fair value
Available for sale investments unrealized profit
Available for sale investments unrealized loss
Chilean Corporate Bonds [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost
Available for sale investments fair value
Available for sale investments unrealized profit
Available for sale investments unrealized loss
Chilean Corporate Bonds [Member] | Due Within 1 Year [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost
Available for sale investments fair value
Available for sale investments unrealized profit
Available for sale investments unrealized loss
Chilean Corporate Bonds [Member] | More Than 1 Year [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost
Available for sale investments fair value
Available for sale investments unrealized profit
Available for sale investments unrealized loss
Other Chilean Securities [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost	220
Available for sale investments fair value	3,000
Available for sale investments unrealized profit	2,780
Available for sale investments unrealized loss
Other Chilean Securities [Member] | Due Within 1 Year [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost	220
Available for sale investments fair value	3,000
Available for sale investments unrealized profit	2,780
Available for sale investments unrealized loss
Other Chilean Securities [Member] | More Than 1 Year [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost
Available for sale investments fair value
Available for sale investments unrealized profit
Available for sale investments unrealized loss
Foreign Central Banks And Government Securities [Member] | Foreign Financial Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost	133,301
Available for sale investments fair value	132,822
Available for sale investments unrealized profit	847
Available for sale investments unrealized loss	(1,326)
Foreign Central Banks And Government Securities [Member] | Due Within 1 Year [Member] | Foreign Financial Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost	133,301
Available for sale investments fair value	132,822
Available for sale investments unrealized profit	847
Available for sale investments unrealized loss	(1,326)
Foreign Central Banks And Government Securities [Member] | More Than 1 Year [Member] | Foreign Financial Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost
Available for sale investments fair value
Available for sale investments unrealized profit
Available for sale investments unrealized loss
Other Foreign Financial Instruments [Member] | Foreign Financial Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost	150,408
Available for sale investments fair value	151,250
Available for sale investments unrealized profit	1,097
Available for sale investments unrealized loss	(256)
Other Foreign Financial Instruments [Member] | Due Within 1 Year [Member] | Foreign Financial Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost	150,408
Available for sale investments fair value	151,250
Available for sale investments unrealized profit	1,097
Available for sale investments unrealized loss	(256)
Other Foreign Financial Instruments [Member] | More Than 1 Year [Member] | Foreign Financial Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost
Available for sale investments fair value
Available for sale investments unrealized profit
Available for sale investments unrealized loss
Chilean Central Bank And Government Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost	2,264,534
Available for sale investments fair value	2,262,801
Available for sale investments unrealized profit	8,503
Available for sale investments unrealized loss	(10,235)
Chilean Central Bank And Government Securities [Member] | Due Within 1 Year [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost	2,264,534
Available for sale investments fair value	2,262,801
Available for sale investments unrealized profit	8,503
Available for sale investments unrealized loss	(10,235)
Chilean Central Bank And Government Securities [Member] | More Than 1 Year [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost
Available for sale investments fair value
Available for sale investments unrealized profit
Available for sale investments unrealized loss
Chilean Central Bank And Government Securities [Member] | Chilean Central Bank Bonds [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost	816,164
Available for sale investments fair value	816,331
Available for sale investments unrealized profit	5,513
Available for sale investments unrealized loss	(5,346)
Chilean Central Bank And Government Securities [Member] | Chilean Central Bank Bonds [Member] | Due Within 1 Year [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost	816,164
Available for sale investments fair value	816,331
Available for sale investments unrealized profit	5,513
Available for sale investments unrealized loss	(5,346)
Chilean Central Bank And Government Securities [Member] | Chilean Central Bank Bonds [Member] | More Than 1 Year [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost
Available for sale investments fair value
Available for sale investments unrealized profit
Available for sale investments unrealized loss
Chilean Central Bank And Government Securities [Member] | Chilean Central Bank Notes [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost	330,923
Available for sale investments fair value	330,952
Available for sale investments unrealized profit	30
Available for sale investments unrealized loss	(1)
Chilean Central Bank And Government Securities [Member] | Chilean Central Bank Notes [Member] | Due Within 1 Year [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost	330,923
Available for sale investments fair value	330,952
Available for sale investments unrealized profit	30
Available for sale investments unrealized loss	(1)
Chilean Central Bank And Government Securities [Member] | Chilean Central Bank Notes [Member] | More Than 1 Year [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost
Available for sale investments fair value
Available for sale investments unrealized profit
Available for sale investments unrealized loss
Chilean Central Bank And Government Securities [Member] | Other Chilean Central Bank And Government Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost	1,117,447
Available for sale investments fair value	1,115,518
Available for sale investments unrealized profit	2,960
Available for sale investments unrealized loss	(4,888)
Chilean Central Bank And Government Securities [Member] | Other Chilean Central Bank And Government Securities [Member] | Due Within 1 Year [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost	1,117,447
Available for sale investments fair value	1,115,518
Available for sale investments unrealized profit	2,960
Available for sale investments unrealized loss	(4,888)
Chilean Central Bank And Government Securities [Member] | Other Chilean Central Bank And Government Securities [Member] | More Than 1 Year [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost
Available for sale investments fair value
Available for sale investments unrealized profit
Available for sale investments unrealized loss